Life Insurance Operations - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Net Investment Income [Line Items]
Amortization of policy acquisition costs charged to income	¥ 20,611	¥ 19,592	¥ 16,465
Life insurance related investment income
Net Investment Income [Line Items]
Net unrealized holding losses on equity securities	¥ 13,122	¥ 217
Life insurance related investment income			¥ 14,463